CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Cash Flows [Abstract]
Issuance expenses	$ 2,321	$ 349